Net loss per share - Schedule of Potentially Dilutive Securities Outstanding Excluded from Computations of Diluted Weighted-Average Shares Outstanding (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	4,391,591	4,653,417
Underwriter [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	16,500	16,500	16,500	16,500
Series A Warrants to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	485,121	485,121	485,121	485,121
Series B Warrants to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding				23,316
Series C Warrant to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	118,083	118,083	118,083	118,083
Series D Warrant To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	586,162	586,162	586,162	256,064
Warrants Issued to 2010/2012 Convertible Note Holders to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	102,070	102,070	96,029	96,029
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	1,072,004	587,630	581,686	371,767
Warrants Issued in 2009 to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	1,851	1,851	1,851	1,851
Development Milestone [Member] | Essentialis, Inc. [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Effect of contingently issuable shares	182,675
Indemnification Claims [Member] | Essentialis, Inc. [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Effect of contingently issuable shares	913,389
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding			2,556,000	492,432
Series A Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	0	0
Series B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	2,009,800	2,756,000